Selling, general and administrative expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Selling General And Administrative Expenses [Line Items]
Personnel expenses	₨ 2,045,942		₨ 1,734,944	₨ 1,512,934
Marketing and promotion expenses	256,688		120,057	72,398
Administrative and other expenses	3,431,004		3,088,574	2,961,424
Selling, general and administrative expense	5,733,634	$ 69,738	4,943,575	4,546,756
Cost Of Goods Sold And Services Rendered [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Administrative and other expenses	112,076		210,870	253,289
Selling General And Administrative Expenses [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Administrative and other expenses	₨ 25,892		₨ 113,591	₨ 49,353